Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Mar. 28, 2021
ERP software | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	5 years
ERP software | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	7 years
Computer software
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	5 years
Intellectual property | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	1 year
Intellectual property | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	8 years